Debt - Narrative (Details) - USD ($) $ in Millions				7 Months Ended
	Oct. 18, 2022	Sep. 15, 2022	Feb. 23, 2022	Sep. 30, 2022	Nov. 14, 2022	Feb. 22, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt			$ 951	$ 982			$ 5,545	$ 6,200	$ 5,545
Total principal debt				938			0
Subsequent Event [Member]
Debt Instrument [Line Items]
Total debt						$ 908
Super Senior Secured Credit Facility Due2026
Debt Instrument [Line Items]
Debt instrument, debt default, percentage			3.00%
Make-whole premium payable period			3 years
Exit fee			$ 5
Debt premium			$ 4
Super Senior Secured Credit Facility Due2026 | Secured Overnight Financing Rate Sofr Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			7.00%
Second Lien Facility | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of Long-Term Debt	$ 192
Debt Instrument, Fee Amount	10				$ 13
Debt Instrument Accrued Interest	$ 2				6
Debt Instrument, Repurchase Amount					$ 250
Unsecured Convertible Notes
Debt Instrument [Line Items]
Total principal debt				50			0
Secured Debt
Debt Instrument [Line Items]
Total principal debt				888			0
Secured Debt | Super Senior Secured Credit Facility Due2026
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 300
Secured Debt | Second Lien Facility
Debt Instrument [Line Items]
Total debt			$ 683
Basis spread on variable rate (as a percent)			12.50%
Total principal debt				713			0
Debt instrument, debt default, percentage		5.00%	5.00%
Exit fee			$ 35	$ 35			$ 0
Interest costs capitalized		$ 14
Secured Debt | Second Lien Facility | Cash
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				5.00%
Secured Debt | Second Lien Facility | Pay If You Can
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			7.50%
Secured Debt | Pari Passu Facility
Debt Instrument [Line Items]
Total principal debt			$ 50
Line of Credit | Super Senior Secured Credit Facility Due2026 | Secured Debt
Debt Instrument [Line Items]
Total debt			175
Line of Credit | Super Senior Secured Credit Facility Due2026 | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt			$ 125
Line of credit facility, unused capacity, commitment fee percentage			2.80%
Unsecured Notes | Unsecured Convertible Notes
Debt Instrument [Line Items]
Total debt			$ 50
Basis spread on variable rate (as a percent)			6.00%
Convertible note value as a percentage of fully-diluted ordinary shares				5.00%
Unsecured Notes | Unsecured Convertible Notes | Three Month U S L I B O R
Debt Instrument [Line Items]
Long-term debt, floating rate, duration				3 months